Goodwill (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Goodwill [Abstract]
Goodwill			10,276
Goodwill impairment	$ 1,649	10,276